Leases (Schedule Of Future Minimum Lease Payments For Capital Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Leases Disclosure [Line Items]
2013	¥ 20,995
2014	15,047
2015	10,701
2016	7,141
2017	3,906
Thereafter	8,073
Total minimum lease payments	65,863
Less - Amount representing interest	(10,235)
Present value of net minimum lease payments	55,628
Less - Current obligation	(18,709)	(21,353)
Long-term capital lease obligations	¥ 36,919	¥ 34,818